LEASE - Supplemental balance sheet information related to operating lease (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LEASE
Right-of-use assets	$ 255	$ 389
Lease liabilities current	141	126
Lease liabilities non-current	90	238
Present value of lease liabilities	$ 231	$ 364